MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL         Two World Trade Center,
SERIES TRUST                                            New York, New York 10048
LETTER TO THE SHAREHOLDERS November 30, 2000


DEAR SHAREHOLDER:

The U.S. economy continued to register solid economic growth during the 12-month period ended November 30, 2000. Unemployment reached a 30-year low and real personal consumption remained strong. The tightening labor market and higher oil prices led to concerns about inflation. In response, the Federal Reserve Board increased the federal funds rate 100 basis points in three moves between February and May. The federal funds rate now stands at a nine-year high of 6.50 percent. The Fed's shift toward a tighter monetary policy began last year and caused long-term interest rates to increase in 1999. Early this year, however, the U.S. Treasury announced plans to utilize a growing federal budget surplus to reduce its debt. This announcement precipitated a rally in the bond market. By the end of November 2000, long-term interest rates had declined significantly. Vigilance by the Fed in controlling inflation and signs of an economic slowdown also contributed to more favorable bond market conditions.


MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index, which stood at 6.00 percent on November 30, 1999, reached a high of 6.19 percent in mid January before ending November 2000 at 5.55 percent. Because bond prices move inversely to changes in interest rates, bond prices improved this year.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. A rising yield ratio indicates weaker relative performance by municipals and a declining ratio signals stronger performance versus Treasuries. Between November 1999 and November 2000 this ratio was unchanged at 98 percent as municipal yields generally traced the pattern of U.S. Treasury yields. Over the past three years, the high and low ratios have been 100 percent and 83 percent, respectively.

During the first eleven months of 2000, municipal underwriting was 16 percent lower than last year. Refunding activity, the most

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000, continued

interest-rate-sensitive component of supply, dropped more than 50 percent. Approximately 40 percent of municipal underwritings during this period were enhanced with bond insurance versus a 50 percent share for the previous three years.


          30-YEAR BOND YIELDS 1994-2000

  Date            AAA Ins   Tsy     % Relationship
  ----            -------   ---     --------------
12/31/93            5.40%   6.34%       85.17%
01/31/94            5.40    6.24        86.54%
02/28/94            5.80    6.66        87.09%
03/31/94            6.40    7.09        90.27%
04/29/94            6.35    7.32        86.75%
05/31/94            6.25    7.43        84.12%
06/30/94            6.50    7.61        85.41%
07/29/94            6.25    7.39        84.57%
08/31/94            6.30    7.45        84.56%
09/30/94            6.55    7.81        83.87%
10/31/94            6.75    7.96        84.80%
11/30/94            7.00    8.00        87.50%
12/30/94            6.75    7.88        85.66%
01/31/95            6.40    7.70        83.12%
02/28/95            6.15    7.44        82.66%
03/31/95            6.15    7.43        82.77%
04/28/95            6.20    7.34        84.47%
05/31/95            5.80    6.66        87.09%
06/30/95            6.10    6.62        92.15%
07/31/95            6.10    6.86        88.92%
08/31/95            6.00    6.66        90.09%
09/29/95            5.95    6.48        91.82%
10/31/95            5.75    6.33        90.84%
11/30/95            5.50    6.14        89.58%
12/29/95            5.35    5.94        90.07%
01/31/96            5.40    6.03        89.55%
02/29/96            5.60    6.46        86.69%
03/29/96            5.85    6.66        87.84%
04/30/96            5.95    6.89        86.36%
05/31/96            6.05    6.99        86.55%
06/28/96            5.90    6.89        85.63%
07/31/96            5.85    6.97        83.93%
08/30/96            5.90    7.11        82.98%
09/30/96            5.70    6.93        82.25%
10/31/96            5.65    6.64        85.09%
11/29/96            5.50    6.35        86.61%
12/31/96            5.60    6.63        84.46%
01/31/97            5.70    6.79        83.95%
02/28/97            5.65    6.80        83.09%
03/31/97            5.90    7.10        83.10%
04/30/97            5.75    6.94        82.85%
05/30/97            5.65    6.91        81.77%
06/30/97            5.60    6.78        82.60%
07/30/97            5.30    6.30        84.13%
08/31/97            5.50    6.61        83.21%
09/30/97            5.40    6.40        84.38%
10/31/97            5.35    6.15        86.99%
11/30/97            5.30    6.05        87.60%
12/31/97            5.15    5.92        86.99%
01/31/98            5.15    5.80        88.79%
02/28/98            5.20    5.92        87.84%
03/31/98            5.25    5.93        88.53%
04/30/98            5.35    5.95        89.92%
05/29/98            5.20    5.80        89.66%
06/30/98            5.20    5.65        92.04%
07/31/98            5.18    5.71        90.72%
08/31/98            5.03    5.27        95.45%
09/30/98            4.95    5.00        99.00%
10/31/98            5.05    5.16        97.87%
11/30/98            5.00    5.06        98.81%
12/31/98            5.05    5.10        99.02%
01/31/99            5.00    5.09        98.23%
02/28/99            5.10    5.58        91.40%
03/31/99            5.15    5.63        91.47%
04/30/99            5.20    5.66        91.87%
05/31/99            5.30    5.83        90.91%
06/30/99            5.47    5.96        91.78%
07/31/99            5.55    6.10        90.98%
08/31/99            5.75    6.06        94.88%
09/30/99            5.85    6.05        96.69%
10/31/99            6.03    6.16        97.89%
11/30/99            6.00    6.29        95.39%
12/31/99            5.97    6.48        92.13%
01/31/00            6.18    6.49        95.22%
02/29/00            6.04    6.14        98.37%
03/31/00            5.82    5.83        99.83%
04/30/00            5.91    5.96        99.16%
05/31/00            5.91    6.01        98.34%
06/30/00            5.84    5.90        98.98%
07/31/00            5.73    5.78        99.13%
08/31/00            5.62    5.67        99.12%
09/30/00            5.74    5.89        97.45%
10/31/00            5.65    5.79        97.58%
11/30/00            5.55    5.61        98.93%
12/31/00            5.27    5.46        96.52%


Source: Municipal Market Data - A Division of Thomson Financial Group and Bloomberg L.P.



PORTFOLIO STRUCTURE

The average cash and short-term investment position of the four single-state portfolios (Arizona, Florida, New Jersey and Pennsylvania) that make up Morgan Stanley Dean Witter Multi-State Municipal Series Trust averaged 4 percent of net assets at the end of November. Average duration, a measure of sensitivity to interest-rate changes, ranged between 6.0 and 7.5 years. Generally, a portfolio with a longer duration will have greater price volatility than one with a shorter duration. At the end of November the portfolios' weighted average maturity was 18 years with average call protection of 5.6 years.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000, continued

On the following pages we have summarized details regarding the various state series for your convenience. Here you will find information on credit quality, duration, maturity, call protection, distributions and performance.


LOOKING AHEAD

The bond market has begun to anticipate that the Fed will ease its monetary policy in 2001. This expectation is based on continued moderate inflation and clear signs of slowing economic growth. This projected environment would likely be favorable for fixed-income investments. Within the asset class, we believe municipal bonds represent good long-term value.

We appreciate your ongoing support of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
---------------------------------           ---------------------------------
    CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
    Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES FUND PERFORMANCE November 30, 2000

GROWTH OF $10,000

      Date                   Total         Lehman
=====================================================
  April 30, 1991            $9,600         $10,000
=====================================================
   May 31, 1991             $9,655         $10,089
=====================================================
 August 31, 1991            $9,879         $10,336
=====================================================
November 30, 1991          $10,143         $10,595
=====================================================
February 29, 1992          $10,407         $10,850
=====================================================
  May 31, 1992             $10,665         $11,079
=====================================================
 August 31, 1992           $11,073         $11,490
=====================================================
November 30, 1992          $11,268         $12,949
=====================================================
February 28, 1993          $11,934         $12,343
=====================================================
  May 31, 1993             $12,054         $12,406
=====================================================
 August 31, 1993           $12,533         $12,892
=====================================================
November 30, 1993          $12,554         $12,949
=====================================================
February 28, 1994          $12,598         $13,027
=====================================================
  May 31, 1994             $12,205         $12,712
=====================================================
 August 31, 1994           $12,374         $12,910
=====================================================
November 30, 1994          $11,654         $12,269
=====================================================
February 28, 1995          $12,736         $13,272
=====================================================
  May 31, 1995             $13,274         $13,870
=====================================================
 August 31, 1995           $13,315         $14,055
=====================================================
November 30, 1995          $13,894         $14,587
=====================================================
February 29, 1996          $14,005         $14,738
=====================================================
  May 31, 1996             $13,722         $14,503
=====================================================
 August 31, 1996           $13,978         $14,791
=====================================================
November 30, 1996          $14,538         $15,445
=====================================================
February 28, 1997          $14,601         $15,550
=====================================================
  May 31, 1997             $14,703         $15,704
=====================================================
 August 31, 1997           $15,059         $16,158
=====================================================
November 30, 1997          $15,358         $16,552
=====================================================
February 28, 1998          $15,668         $16,972
=====================================================
  May 31, 1998             $15,828         $17,178
=====================================================
 August 31, 1998           $16,166         $17,556
=====================================================
November 30, 1998          $16,367         $17,837
=====================================================
February 28, 1999          $16,488         $18,015
=====================================================
  May 31, 1999             $16,429         $17,980
=====================================================
 August 31, 1999           $16,045         $17,644
=====================================================
November 30, 1999          $15,953         $17,645
=====================================================
February 29, 2000          $16,034         $17,640
=====================================================
  May 31, 2000             $16,150         $17,826
=====================================================
 August 31, 2000           $16,941         $18,839
=====================================================
November 30, 2000          $17,137 (3)     $19,088
=====================================================

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED 11/30/00
---------------------
1 Year                         7.42%(1)          3.12%(2)
5 Years                        4.28%(1)          3.44%(2)
Since Inception (4/30/91)      6.23%(1)          5.78%(2)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 2000.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES FUND PERFORMANCE November 30, 2000, continued

GROWTH OF $10,000

      Date                   Total         Lehman
=====================================================
 January 15, 1991           $9,600         $10,000
=====================================================
 January 31, 1991           $9,622         $10,000
=====================================================
February 28, 1991           $9,662         $10,087
=====================================================
  May 31, 1991              $9,943         $10,316
=====================================================
 August 31, 1991           $10,217         $10,569
=====================================================
November 30, 1991          $10,449         $10,833
=====================================================
February 29, 1992          $10,717         $11,094
=====================================================
  May 31, 1992             $11,019         $11,329
=====================================================
 August 31, 1992           $11,421         $11,749
=====================================================
November 30, 1992          $11,589         $11,919
=====================================================
February 28, 1993          $12,386         $12,622
=====================================================
  May 31, 1993             $12,430         $12,685
=====================================================
 August 31, 1993           $12,988         $13,183
=====================================================
November 30, 1993          $13,002         $13,241
=====================================================
February 28, 1994          $13,062         $13,321
=====================================================
  May 31, 1994             $12,678         $12,998
=====================================================
 August 31, 1994           $12,840         $13,201
=====================================================
November 30, 1994          $12,055         $12,545
=====================================================
February 28, 1995          $13,235         $13,571
=====================================================
  May 31, 1995             $13,787         $14,182
=====================================================
 August 31, 1995           $13,821         $14,371
=====================================================
November 30, 1995          $14,411         $14,916
=====================================================
February 29, 1996          $14,552         $15,071
=====================================================
  May 31, 1996             $14,215         $14,830
=====================================================
 August 31, 1996           $14,521         $15,124
=====================================================
November 30, 1996          $15,135         $15,793
=====================================================
February 28, 1997          $15,160         $15,901
=====================================================
  May 31, 1997             $15,326         $16,058
=====================================================
 August 31, 1997           $15,719         $16,522
=====================================================
November 30, 1997          $16,059         $16,925
=====================================================
February 28, 1998          $16,495         $17,354
=====================================================
  May 31, 1998             $16,690         $17,565
=====================================================
 August 31, 1998           $17,052         $17,951
=====================================================
November 30, 1998          $17,275         $18,238
=====================================================
February 28, 1999          $17,399         $18,421
=====================================================
  May 31, 1999             $17,309         $18,385
=====================================================
 August 31, 1999           $16,872         $18,041
=====================================================
November 30, 1999          $16,810         $18,043
=====================================================
February 29, 2000          $16,865         $18,037
=====================================================
  May 31, 2000             $16,990         $18,228
=====================================================
 August 31, 2000           $17,881         $19,263
=====================================================
November 30, 2000          $18,105 (3)     $19,519
=====================================================

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                         7.70%(1)          3.40%(2)
5 Years                        4.67%(1)          3.82%(2)
Since Inception (1/15/91)      6.63%(1)          6.20%(2)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 2000.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
FUND PERFORMANCE November 30, 2000, continued

GROWTH OF $10,000

      Date                   Total         Lehman
=====================================================
 January 15, 1991           $9,600         $10,000
=====================================================
 January 31, 1991           $9,635         $10,000
=====================================================
February 28, 1991           $9,671         $10,087
=====================================================
  May 31, 1991              $9,986         $10,316
=====================================================
 August 31, 1991           $10,267         $10,569
=====================================================
November 30, 1991          $10,521         $10,833
=====================================================
February 29, 1992          $10,807         $11,094
=====================================================
  May 31, 1992             $11,095         $11,329
=====================================================
 August 31, 1992           $11,579         $11,749
=====================================================
November 30, 1992          $11,714         $11,919
=====================================================
February 28, 1993          $12,501         $12,622
=====================================================
  May 31, 1993             $12,594         $12,685
=====================================================
 August 31, 1993           $13,166         $13,183
=====================================================
November 30, 1993          $13,123         $13,241
=====================================================
February 28, 1994          $13,188         $13,321
=====================================================
  May 31, 1994             $12,687         $12,998
=====================================================
 August 31, 1994           $12,866         $13,201
=====================================================
November 30, 1994          $12,079         $12,545
=====================================================
February 28, 1995          $13,237         $13,571
=====================================================
  May 31, 1995             $13,836         $14,182
=====================================================
 August 31, 1995           $13,885         $14,371
=====================================================
November 30, 1995          $14,445         $14,916
=====================================================
February 29, 1996          $14,524         $15,071
=====================================================
  May 31, 1996             $14,264         $14,830
=====================================================
 August 31, 1996           $14,577         $15,124
=====================================================
November 30, 1996          $15,158         $15,793
=====================================================
February 28, 1997          $15,272         $15,901
=====================================================
  May 31, 1997             $15,454         $16,058
=====================================================
 August 31, 1997           $15,863         $16,522
=====================================================
November 30, 1997          $16,218         $16,925
=====================================================
February 28, 1998          $16,645         $17,354
=====================================================
  May 31, 1998             $16,832         $17,565
=====================================================
 August 31, 1998           $17,157         $17,951
=====================================================
November 30, 1998          $17,433         $18,238
=====================================================
February 28, 1999          $17,566         $18,421
=====================================================
  May 31, 1999             $17,528         $18,385
=====================================================
 August 31, 1999           $17,113         $18,041
=====================================================
November 30, 1999          $17,006         $18,043
=====================================================
February 29, 2000          $17,001         $18,037
=====================================================
  May 31, 2000             $17,138         $18,228
=====================================================
 August 31, 2000           $17,990         $19,263
=====================================================
November 30, 2000          $18,252 (3)     $19,519
=====================================================


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED 11/30/00
---------------------------
1 Year                              7.32%(1)          3.03%(2)
5 Years                             4.79%(1)          3.94%(2)
Since Inception (1/15/91)           6.72%(1)          6.28%(2)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 2000.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
FUND PERFORMANCE November 30, 2000, continued

GROWTH OF $10,000

      Date                   Total         Lehman
=====================================================
 January 15, 1991           $9,600         $10,000
=====================================================
 January 31, 1991           $9,639         $10,000
=====================================================
  May 31, 1991              $9,627         $10,087
=====================================================
  May 31, 1991              $9,957         $10,316
=====================================================
 August 31, 1991           $10,186         $10,569
=====================================================
November 30, 1991          $10,442         $10,833
=====================================================
February 29, 1992          $10,738         $11,094
=====================================================
  May 31, 1992             $11,012         $11,329
=====================================================
 August 31, 1992           $11,526         $11,749
=====================================================
November 30, 1992          $11,640         $11,919
=====================================================
February 28, 1993          $12,429         $12,622
=====================================================
  May 31, 1993             $12,516         $12,685
=====================================================
 August 31, 1993           $13,092         $13,183
=====================================================
November 30, 1993          $13,112         $13,241
=====================================================
February 28, 1994          $13,107         $13,321
=====================================================
  May 31, 1994             $12,647         $12,998
=====================================================
 August 31, 1994           $12,827         $13,201
=====================================================
November 30, 1994          $12,084         $12,545
=====================================================
February 28, 1995          $13,266         $13,571
=====================================================
  May 31, 1995             $13,816         $14,182
=====================================================
 August 31, 1995           $13,837         $14,371
=====================================================
November 30, 1995          $14,458         $14,916
=====================================================
February 29, 1996          $14,587         $15,071
=====================================================
  May 31, 1996             $14,329         $14,830
=====================================================
 August 31, 1996           $14,626         $15,124
=====================================================
November 30, 1996          $15,220         $15,793
=====================================================
February 28, 1997          $15,274         $15,901
=====================================================
  May 31, 1997             $15,428         $16,058
=====================================================
 August 31, 1997           $15,874         $16,522
=====================================================
November 30, 1997          $16,212         $16,925
=====================================================
February 28, 1998          $16,587         $17,354
=====================================================
  May 31, 1998             $16,715         $17,565
=====================================================
 August 31, 1998           $17,100         $17,951
=====================================================
November 30, 1998          $17,283         $18,238
=====================================================
February 28, 1999          $17,395         $18,421
=====================================================
  May 31, 1999             $17,332         $18,385
=====================================================
 August 31, 1999           $16,880         $18,041
=====================================================
November 30, 1999          $16,762         $18,043
=====================================================
February 29, 2000          $16,745         $18,037
=====================================================
  May 31, 2000             $16,923         $18,228
=====================================================
 August 31, 2000           $17,844         $19,263
=====================================================
November 30, 2000          $18,107 (3)     $19,519
=====================================================

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------
PERIOD ENDED 11/30/00
---------------------
1 Year                         8.03%(1)          3.71%(2)
5 Years                        4.60%(1)          3.75%(2)
Since Inception (1/15/91)      6.64%(1)          6.20%(2)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 2000.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 2000 (unaudited)

                                                ARIZONA    FLORIDA    NEW JERSEY   PENNSYLVANIA
                                                SERIES      SERIES      SERIES        SERIES
-----------------------------------------------------------------------------------------------
Credit Ratings (1):
  Aaa or AAA ...................................    49%          75%         64%          67%
  Aa or AA .....................................    34           10          14           14
  A or A .......................................    17           12          19            8
  Baa or BBB ...................................    --            3          --           11
  Ba or BB .....................................    --           --          --           --
  Non-Rated (2) ................................    --           --           3           --
Long-Term Portfolio Distribution by Call Date
  2000 .........................................    --           --          --           --
  2001 .........................................    10%          14%         12%           7%
  2002 .........................................    29           28          24           22
  2003 .........................................     7            4           5           11
  2004 .........................................     9           --          --           --
  2005 .........................................     2            6          10            2
  2006 .........................................    --            7           3            4
  2007 .........................................    --            5           3            3
  2008 .........................................    14            7          15           25
  2009 .........................................     6            7           9            9
  2010+ ........................................    23           22          19           17
Average Weighted (3):
  Maturity ..................................... 17 Years    18 Years    18 Years     18 Years
  Call Protection  .............................  5 Years     6 Years     5 Years      6 Years
  Modified Duration ............................  7 Years     6 Years     6 Years      8 Years
Per Share Net Asset Value:
  November 30, 1999 ............................  $ 9.90      $10.10      $10.22       $10.19
  November 30, 2000 ............................  $10.12      $10.35      $10.44       $10.46
Distributions (4) ..............................  $ 0.49      $ 0.50      $ 0.50       $ 0.52
Total Return (5):
  12 months ended 11/30/00 .....................   7.42%        7.70%       7.32%        8.03%

---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)  Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the year ended November 30, 2000.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA PORTFOLIO OF INVESTMENTS November 30, 2000

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON   MATURITY
 THOUSANDS                                                                                   RATE      DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
              ARIZONA TAX-EXEMPT MUNICIPAL BONDS (95.1%)
              General Obligation (11.5%)
 $     500    Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ............... 5.25 %   07/01/15    $   501,175
              Phoenix,
     1,000      Refg Ser 1992 .............................................................. 6.375    07/01/13      1,044,390
     1,000      Refg Ser 2000 .............................................................. 5.875    07/01/18      1,052,710
     1,000    Puerto Rico, Public Improvement Ser 1998 (MBIA) .............................. 6.00     07/01/16      1,113,080
 ---------                                                                                                        -----------
     3,500                                                                                                          3,711,355
 ---------                                                                                                        -----------
              Educational Facilities Revenue (6.3%)
     1,000    Arizona Board of Regents, Arizona State University Ser 1992 A ................ 5.50     07/01/19      1,003,050
     1,000    University Arizona, Telecommunications Ser 1991 COPs ......................... 6.50     07/15/12      1,045,250
 ---------                                                                                                        -----------
     2,000                                                                                                          2,048,300
 ---------                                                                                                        -----------
              Electric Revenue (5.4%)
       820    Salt River Project Agricultural Improvement & Power District,
                Refg 1992 Ser D ............................................................ 6.25     01/01/27        841,164
     1,000    Puerto Rico Electric Power Authority, Power Ser DD (FSA) ..................... 4.50     07/01/19        909,190
 ---------                                                                                                        -----------
     1,820                                                                                                          1,750,354
 ---------                                                                                                        -----------
              Hospital Revenue (7.9%)
     1,500    Maricopa County Industrial Development Authority, Catholic Healthcare West
                1992 Ser A (MBIA) .......................................................... 5.75     07/01/11      1,542,390
     1,000    Pima County Industrial Development Authority, Carondelet Health Care Corp
                Ser 1993 (MBIA) ............................................................ 5.25     07/01/13      1,019,350
 ---------                                                                                                        -----------
     2,500                                                                                                          2,561,740
 ---------                                                                                                        -----------
              Industrial Development/Pollution Control Revenue (11.1%)
     1,000    Greenlee County Industrial Development Authority, Phelps Dodge Corp
                Refg 1994 .................................................................. 5.45     06/01/09        981,750
     1,000    Mohave County Industrial Development Authority, Citizens Utilities Co
                1993 Ser B (AMT) ........................................................... 5.80     11/15/28        910,280
     1,700    Santa Cruz County Industrial Development Authority, Citizens Utilities Co
                Ser 1991 (AMT) ............................................................. 7.15     02/01/23      1,701,853
 ---------                                                                                                        -----------
     3,700                                                                                                          3,593,883
 ---------                                                                                                        -----------
              Mortgage Revenue -- Multi-Family (2.9%)
       910    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
 ---------      (AMT) (AGRC) ............................................................... 7.05     04/01/22        942,614
                                                                                                                  -----------
              Mortgage Revenue -- Single Family (3.2%)
     1,000    Maricopa County Industrial Development Authority, Ser 2000 -- 1C (AMT) ....... 6.25     12/01/30      1,033,320
 ---------                                                                                                        -----------
              Public Facilities Revenue (12.2%)
              Arizona,
       500      Refg Ser 1992 B COPs (Ambac) ............................................... 6.25     09/01/10        521,465
       500      Ser 1991 COPs (FSA) ........................................................ 6.25     09/01/11        515,280

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA PORTFOLIO OF INVESTMENTS November 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
 $   1,000    Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse
                Sr Lien Excise Tax Ser 1999 A ............................................ 5.25 %   07/01/24     $   969,700
     1,000    Phoenix Industrial Development Authority, Capital Mall LLC Ser 2000
                (Ambac) (WI) ............................................................. 5.375    09/15/22         984,150
     1,000    Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
                (Ambac)** ................................................................ 5.00     07/01/28         946,340
 ---------                                                                                                       -----------
     4,000                                                                                                         3,936,935
 ---------                                                                                                       -----------
              Transportation Facilities Revenue (9.0%)
     1,000    Phoenix, Street & Highway User Refg Ser 1993 ............................... 5.125    07/01/11       1,011,140
     1,000    Tucson, Street & Highway User Sr Lien Refg Ser 1993 ........................ 5.50     07/01/09       1,031,370
     1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A ................. 4.75     07/01/38         872,810
 ---------                                                                                                       -----------
     3,000                                                                                                         2,915,320
 ---------                                                                                                       -----------
              Water & Sewer Revenue (21.9%)
       400    Arizona Wastewater Management Authority, Wastewater Ser 1992 A
                (Ambac) .................................................................. 5.95     07/01/12         413,720
     1,000    Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
                (MBIA) ................................................................... 5.00     07/01/17         965,300
     1,000    Chandler, Water & Sewer Refg Ser 1992 (FGIC) ............................... 6.25     07/01/13       1,041,720
     1,000    Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ........................... 6.50     07/01/22       1,066,160
     1,000    Mesa, Utility Ser 1998 (MBIA) .............................................. 4.50     07/01/18         897,960
     1,000    Phoenix Civic Improvement Corporation, Wastewater Refg Ser 1993** .......... 4.75     07/01/23         900,050
     1,000    Pima County Metropolitan Domestic Water Improvement District,
                Refg Ser 1999 (FGIC) ..................................................... 4.875    01/01/19         930,860
     1,000    Scottsdale Water & Sewer Refg Ser 1998 E ................................... 4.50     07/01/23         862,480
 ---------                                                                                                       -----------
     7,400                                                                                                         7,078,250
 ---------                                                                                                       -----------
              Refunded (3.7%)
     1,150    Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
 ---------      Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) .............. 6.25     09/01/11       1,200,060
                                                                                                                 -----------
    30,980    TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 ---------    (Cost $30,378,807) ............................................................................     30,772,131
                                                                                                                 -----------
              SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
       800    Tempe, Excise Tax Ser 1998 (Demand 12/01/00) ............................... 4.25*    07/01/23         800,000
     1,000    Tucson, Water Refg Ser 1991 ................................................ 6.50     07/01/01+      1,030,170
 ---------                                                                                                       -----------
     1,800    TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ---------    (Cost $1,780,803) .............................................................................      1,830,170
                                                                                                                 -----------
 $  32,780    TOTAL INVESTMENTS (Cost $32,159,610) (a) ..........................................     100.8 %     32,602,301
 =========
              LIABILITIES IN EXCESS OF OTHER ASSETS .............................................      (0.8)        (273,708)
                                                                                                      -----      -----------
              NET ASSETS ........................................................................     100.0 %    $32,328,593
                                                                                                      =====      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA PORTFOLIO OF INVESTMENTS November 30, 2000, continued

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
ETM      Escrowed to maturity.
WI       Security purchased on a "when-issued" basis.
 +       Prerefunded to call date shown.
 *       Current coupon of variable rate demand obligation.
** These securities are segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $829,358 and the aggregate gross unrealized depreciation is $386,667, resulting in net unrealized appreciation of $442,691.

Bond Insurance:
---------------
AGRC     Asset Guaranty Reinsurance Company.
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.






                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS November 30, 2000

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
              FLORIDA TAX-EXEMPT MUNICIPAL BONDS (93.7%)
              General Obligation (3.2%)
 $  1,500     Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40%    06/01/19    $ 1,550,790
 --------                                                                                                         -----------
              Educational Facilities Revenue (3.2%)
    1,500     Volusia County Educational Facilities Authority, Embry-Riddle
 --------       Aeronautical University Ser 1996 A ......................................... 6.125    10/15/16      1,541,790
                                                                                                                  -----------
              Electric Revenue (18.2%)
    2,000     Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50     10/01/14      2,019,140
    4,000     Lakeland Refg Ser 1999 A (MBIA) .............................................. 0.00     10/01/14      1,905,480
    1,000     Orlando Utilities Commission, Refg Ser 1993 A ................................ 5.25     10/01/14      1,004,160
              Puerto Rico Electric Power Authority,
    2,000       Power Ser O ................................................................ 5.00     07/01/12      1,999,920
    2,000       Power Ser DD (FSA) ......................................................... 4.50     07/01/19      1,818,380
 --------                                                                                                         -----------
   11,000                                                                                                           8,747,080
 --------                                                                                                         -----------
              Hospital Revenue (10.7%)
    1,000     Alachua County Health Facilities Authority, Shands Teaching Hospital &
                Clinics Ser 1996 A (MBIA) .................................................. 6.25     12/01/11      1,109,470
    1,000     Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60     02/01/21      1,039,770
    1,000     Orange County Health Facilities Authority, Adventist Health/Sunbelt
                Ser 1995 (Ambac) ........................................................... 5.25     11/15/20        965,210
      930     Polk County Industrial Development Authority, Winter Haven Hospital
                1985 Ser 2 (MBIA) .......................................................... 6.25     09/01/15        979,783
    1,000     Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50     11/15/14      1,025,490
 --------                                                                                                         -----------
    4,930                                                                                                           5,119,723
 --------                                                                                                         -----------
              Industrial Development/Pollution Control Revenue (8.6%)
              Citrus County,
      500       Florida Power Corp Refg Ser 1992 B ......................................... 6.35     02/01/22        514,335
    2,000       Florida Power Corp Refg Ser 1992 A ......................................... 6.625    01/01/27      2,074,120
    1,500     St Johns County Industrial Development Authority, Professional Golf Hall
                of Fame Ser 1996 (MBIA) .................................................... 5.80     09/01/16      1,548,675
 --------                                                                                                         -----------
    4,000                                                                                                           4,137,130
 --------                                                                                                         -----------
              Mortgage Revenue -- Single Family (2.4%)
      180     Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) .............. 7.00     03/01/13        184,934
      935     Puerto Rico Housing Finance Corpration, Portfolio One GNMA-Backed
                Ser C ...................................................................... 6.85     10/15/23        965,154
 --------                                                                                                         -----------
    1,115                                                                                                           1,150,088
 --------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (2.2%)
 $   1,000  Palm Beach County, Criminal Justice Ser 1997 (FGIC) ............................    5.75%    06/01/13    $ 1,071,990
 ---------                                                                                                           -----------
            Recreational Facilities Revenue (2.2%)
     1,000  Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ....................    6.15     10/01/20      1,032,360
 ---------                                                                                                           -----------
            Resource Recovery Revenue (2.2%)
     1,000  Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ................................    6.50     10/01/13      1,033,090
 ---------                                                                                                           -----------
            Transportation Facilities Revenue (20.7%)
     1,000  Dade County, Aviation 1992 Ser B (AMT) (MBIA) ..................................    6.60     10/01/22      1,045,200
            Greater Orlando Aviation Authority,
     1,000    Ser 1997 (AMT) (FGIC) ........................................................    5.75     10/01/11      1,058,650
       750    Ser 1992 A (AMT) (FGIC) ......................................................    6.50     10/01/12        785,437
     1,000  Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) .......................................................    5.60     10/01/19      1,007,060
     1,500  Lee County, Refg Ser 1991 (Ambac) ..............................................    6.00     10/01/17      1,510,425
     2,000  Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac) ..............................    5.95     10/01/22      2,086,020
     1,500  Osceola County, Osceola Parkway (MBIA) .........................................    6.10     04/01/17      1,552,950
     1,000  Puerto Rico Highway & Transportation Authority, Ser 1998 A .....................    4.75     07/01/38        872,810
 ---------                                                                                                           -----------
     9,750                                                                                                             9,918,552
 ---------                                                                                                           -----------
            Water & Sewer Revenue (15.9%)
     2,000  Dade County, Water & Sewer Ser 1995 (FGIC) .....................................    5.50     10/01/25      1,999,840
     1,500  Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac) ...........    5.25     07/01/18      1,489,725
     2,000  Lee County, Water & Sewer 1999 Ser A (Ambac) ...................................    4.75     10/01/23      1,794,640
     1,000  Sunrise, Utility Refg Ser 1998 (Ambac) .........................................    5.50     10/01/18      1,030,990
     1,500  Tampa Bay Water, Utility Ser 1998 B (FGIC) .....................................    4.75     10/01/27      1,327,155
 ---------                                                                                                           -----------
     8,000                                                                                                             7,642,350
 ---------                                                                                                           -----------
            Refunded (4.2%)
     2,000  Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ...............    5.375    10/01/24      2,007,180
 ---------                                                                                                           -----------
    46,795  TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
 ---------
            (Cost $43,961,304)....................................................................................    44,952,123
            SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.1%)                                               -----------
     1,900  Collier County Health Facilities Authority, Cleveland Clinic Health Ser 1999
              (Demand 12/01/00) ............................................................    4.10*    01/01/33      1,900,000
       500  South Broward Hospital District, Ser 1991 B & C (Ambac) ........................    8.882++  05/01/01+       528,125
 ---------                                                                                                           -----------
     2,400  TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ---------  (Cost $2,400,000).....................................................................................     2,428,125
                                                                                                                     -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS November 30, 2000, continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                               VALUE
---------------------------------------------------------------------------------
$  49,195     TOTAL INVESTMENTS (Cost $46,361,304) (a)        98.8%   $47,380,248
=========
               OTHER ASSETS IN EXCESS OF LIABILITIES ...        1.2        571,184
                                                             -----    -----------
               NET ASSETS ..............................      100.0%   $47,951,432
                                                             =====    ===========

---------------
AMT         Alternative Minimum Tax.
ETM         Escrowed to maturity.
 *          Current coupon of variable rate demand obligation.
 +          Prerefunded to call date shown.
++          Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term securities fluctuates.
(a)         The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,576,895 and the aggregate gross unrealized depreciation is $557,951, resulting in net unrealized appreciation of $1,018,944.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of Ambac
            Assurance Corporation.
  FGIC      Financial Guaranty Insurance Company.
  FSA       Financial Security Assurance Inc.
  MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 2000


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
              NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (94.9%)
              General Obligation (3.9%)
              New Jersey,
 $    500       Refg Ser F ..............................................................    5.25%   08/01/14    $   506,215
    1,000       Ser 1998 ................................................................    4.50    03/01/18        906,410
 --------                                                                                                        -----------
    1,500                                                                                                          1,412,625
 --------                                                                                                        -----------
              Educational Facilities Revenue (12.0%)
      500     New Jersey Economic Development Authority, The Seeing Eye Inc 1991 ........    7.30    04/01/11        512,370
              New Jersey Educational Facilities Authority,
    1,000       Drew University 1998 Ser C (MBIA) .......................................    5.00    07/01/17        970,560
    1,000       Princeton University Ser 1999 A .........................................    4.75    07/01/25        897,030
      500       Rutgers, The State University Refg Ser R ................................    6.50    05/01/13        521,515
    1,500       University of Medicine & Dentistry, 1997 Ser A (MBIA) ...................    5.00    09/01/17      1,456,155
 --------                                                                                                        -----------
    4,500                                                                                                          4,357,630
 --------                                                                                                        -----------
              Electric Revenue (4.1%)
    1,500     Puerto Rico Electric Power Authority, Power Ser O .........................    5.00    07/01/12      1,499,940
 --------                                                                                                        -----------
              Hospital Revenue (14.0%)
              New Jersey Health Care Facilities Financing Authority,
    1,000       AHS Hospital Corp Ser 1997 A (Ambac) ....................................    6.00    07/01/13      1,088,620
    1,000       Atlantic City Medical Center Ser C ......................................    6.80    07/01/11      1,043,680
    2,500       Robert Wood Johnson University Hospital, Ser 2000 .......................    5.75    07/01/25      2,483,575
      465       Robert Wood Johnson University Hospital, Ser B (MBIA) ...................    6.625   07/01/16        479,373
 --------                                                                                                        -----------
    4,965                                                                                                          5,095,248
 --------                                                                                                        -----------
              Industrial Development/Pollution Control Revenue (4.2%)
      500     Middlesex County Pollution Control Financing Authority, Amerada Hess
                Corp Refg Ser 1992 ......................................................    6.875   12/01/22        512,280
    1,000     Salem County Pollution Control Financing Authority, E I du Pont
                de Nemours & Co 1992 Ser A (AMT) ........................................    6.125   07/15/22      1,023,510
 --------                                                                                                        -----------
    1,500                                                                                                          1,535,790
 --------                                                                                                        -----------
              Mortgage Revenue - Multi-Family (15.5%)
              New Jersey Housing & Mortgage Finance Agency,
    2,000       1995 Ser A (Ambac) ......................................................    6.00    11/01/14      2,060,980
    2,000       Home Buyer Ser 2000 CC (MBIA) (AMT) .....................................    5.875   10/01/31      2,002,040
    1,000       Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Ser 1 ......    7.00    05/01/30      1,037,450
      500       Rental 1991 Ser A (AMT) .................................................    7.25    11/01/22        512,175
 --------                                                                                                        -----------
    5,500                                                                                                          5,612,645
 --------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------------
              Nursing & Health Related Facilities Revenue (2.5%)
 $    870     New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------       -- FHA Insured Mortgage Refg Ser B .......................................    6.50 %    02/01/22    $   902,338
                                                                                                                    -----------
              Public Facilities Revenue (2.6%)
    1,000     Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------       (Ambac) ..................................................................    5.00      07/01/28        946,340
                                                                                                                    -----------
              Recreational Facilities Revenue (3.8%)
              New Jersey Sports & Exposition Authority,
      500       State Contract 1993 Ser A ................................................    5.50      09/01/23        501,405
    1,000       State Contract 1998 Ser A (MBIA) .........................................    4.50      03/01/24        868,410
 --------                                                                                                           -----------
    1,500                                                                                                             1,369,815
 --------                                                                                                           -----------
              Resource Recovery Revenue (2.5%)
      900     Warren County Pollution Control Financing Authority, Warren Energy
 --------
                Resource Co Ltd Partnership Ser 1984 (MBIA) ..............................    6.60      12/01/07        893,943
                                                                                                                    -----------
              Transportation Facilities Revenue (13.2%)
    1,000     Delaware River Port Authority, Ser 1995 (FGIC) .............................    5.50      01/01/26      1,003,440
    1,300     New Jersey Highway Authority, Sr Parkway Refg 1992 Ser .....................    6.25      01/01/14      1,345,890
    1,000     New Jersey Transportation Trust Authority, 1998 Ser A (FSA) ................    4.50      06/15/19        888,060
    1,500     Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) #.......    5.75      05/01/15      1,543,485
 --------                                                                                                           -----------
    4,800                                                                                                             4,780,875
 --------                                                                                                           -----------
              Water & Sewer Revenue (13.8%)
    1,000     Atlantic City Municipal Utilities Authority, Refg Ser 1993 .................    5.75      05/01/17      1,010,740
    1,000     Bergen County Utilities Authority, Water 1998 Ser A (FGIC) .................    4.75      12/15/15        949,620
    1,000     Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC).....    5.25      07/15/17        992,270
    1,000     Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ..........    6.00      07/15/13      1,043,830
    1,000     Passaic Valley Sewerage Commissioners, Ser 1992 D (Ambac) ..................    5.75      12/01/13      1,028,730
 --------                                                                                                           -----------
    5,000                                                                                                             5,025,190
 --------                                                                                                           -----------
              Refunded (2.8%)
    1,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ...........    5.375     10/01/24      1,003,590
 --------                                                                                                           -----------
   34,535     TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
 --------
              (Cost $33,723,634)................................................................................     34,435,969
                                                                                                                    -----------
              SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.3%)
      400     Gloucester County, Mobil Oil Refining Corp Ser 1993 A (Demand 12/06/00).....    3.70*     12/01/03        400,000
      800     New Jersey Economic Development Authority, Foreign Trade Zone Ser 1998
                (Demand 12/01/00) ........................................................    4.05*     12/01/07        800,000
 --------                                                                                                           -----------
    1,200     TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------     (Cost $1,200,000).................................................................................      1,200,000
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                 VALUE
------------------------------------------------------------------------------------
 $ 35,735     TOTAL INVESTMENTS (Cost $34,923,634) (a)....   98.2%       $35,635,969
 ========
              OTHER ASSETS IN EXCESS OF LIABILITIES ......    1.8            669,592
                                                                         -----------
              NET ASSETS ................................   100.0%       $36,305,561
                                                                         ===========

---------------
AMT    Alternative Minimum Tax.
ETM    Escrowed to maturity.
 #     Joint exemption in New York and New Jersey.
 *     Current coupon of variable rate demand obligation.

(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,008,366 and the aggregate gross unrealized depreciation is $296,031, resulting in net unrealized appreciation of $712,335.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA PORTFOLIO OF INVESTMENTS November 30, 2000

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (95.7%)
            General Obligation (6.9%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) ......................................     5.75%     11/15/12    $ 2,027,980
    1,000   Delaware County, Ser 1999 .................................................     5.125     10/01/19        960,810
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ...........................     6.00      07/01/14        618,072
 --------                                                                                                         -----------
    3,600                                                                                                           3,606,862
 --------                                                                                                         -----------
            Educational Facilities Revenue (7.3%)
    1,000   Delaware County Authority, Villanova University Ser 1995 (Ambac) ..........     5.80      08/01/25      1,016,140
            Pennsylvania Higher Educational Facilities Authority,
    1,000     Allegheny College Refg Ser 1998 A (MBIA) ................................     5.00      11/01/22        936,720
    1,000     University of Pennsylvania Ser 1998 .....................................     4.625     07/15/30        847,900
    1,000   Pennsylvania State University, Second Refg Ser 1992 .......................     5.50      08/15/16      1,007,240
 --------                                                                                                         -----------
    4,000                                                                                                           3,808,000
 --------                                                                                                         -----------
            Electric Revenue (3.5%)
            Puerto Rico Electric Power Authority,
    1,000     Power Ser DD (FSA) ......................................................     4.50      07/01/19        909,190
    1,000     Ser GG (FSA) ............................................................     4.75      07/01/21        918,610
 --------                                                                                                         -----------
    2,000                                                                                                           1,827,800
 --------                                                                                                         -----------
            Hospital Revenue (14.6%)
            Allegheny County Hospital Development Authority,
    1,000     Catholic Health East Health Ser 1998 A (Ambac) ..........................     4.875     11/15/26        865,600
    1,000     Presbyterian University Health Inc Ser 1992 B (MBIA) ....................     6.00      11/01/12      1,039,370
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A (Ambac)..     4.875     11/15/26      1,731,200
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ......................................     6.375     11/15/11      1,704,955
    1,000     Children's Hospital of Philadelphia Ser A of 1993 .......................     5.375     02/15/14        969,130
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (Ambac) ..................     7.15      12/01/10      1,302,250
 --------                                                                                                         -----------
    8,000                                                                                                           7,612,505
 --------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (3.9%)
    2,000   Carbon County Industrial Development Authority, Panther Creek Partners
 --------     Refg 2000 Ser (AMT) .....................................................     6.65      05/01/10      2,022,840
                                                                                                                  -----------
            Mortgage Revenue - Multi-Family (1.0%)
      500   Pennsylvania Housing Finance Agency, Ser 1992-35 D (AMT) ..................    7.553++    04/01/25        508,125
 --------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON      MATURITY
 THOUSANDS                                                                                    RATE         DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (5.9%)
            Pennsylvania Housing Finance Agency,
  $ 1,000     Ser 1991-31 C (AMT) .....................................................      9.153++%   10/01/23    $ 1,058,750
    1,500     Ser 2000-70 A (AMT) .....................................................      5.90       04/01/31      1,499,865
      480   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ...................................................................      6.85       10/15/23        495,480
  -------                                                                                                           -----------
    2,980                                                                                                             3,054,095
  -------                                                                                                           -----------
            Recreational Facilities Revenue (3.2%)
    2,000   Philadelphia Industrial Development Authority, The Franklin Institute
  -------     Ser 1998 ................................................................      5.20       06/15/26      1,671,500
                                                                                                                    -----------
            Resource Recovery Revenue (2.0%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 ..............      7.50       01/01/12      1,023,130
  -------                                                                                                           -----------
            Student Loan Revenue (3.1%)
            Pennsylvania Higher Education Assistance Agency,
    1,000     1988 Ser D (AMT) (Ambac) ................................................      6.05       01/01/19      1,016,710
      500     1991 Ser B (AMT) (Ambac) ................................................      8.81 ++    09/01/26        611,875
  -------                                                                                                           -----------
    1,500                                                                                                             1,628,585
  -------                                                                                                           -----------
            Transportation Facilities Revenue (23.4%)
    1,000   Guam, Highway 1992 Ser A (FSA) ............................................      6.30       05/01/12      1,041,020
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000     Ser 1997 B (MBIA) .......................................................      5.00       01/01/19        953,030
      500     Ser 1992 (AMT) (FSA) ....................................................      6.625      01/01/22        519,070
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................      5.50       01/01/26      2,006,880
            Pennsylvania Turnpike Commission,
    2,000     Ser O 1992 (FGIC) .......................................................      6.00       12/01/12      2,080,280
    2,000     Ser A 1998 (Ambac) ......................................................      4.75       12/01/27      1,770,060
    1,000   Philadelphia Industrial Development Authority, Philadelphia Airport
              Ser 1998 A (AMT) (FGIC) .................................................      5.00       07/01/23        910,820
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ....................      5.875      12/01/12      1,031,390
    1,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) .....      5.25       03/01/18        985,420
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................      4.75       07/01/38        872,810
  -------                                                                                                           -----------
   12,500                                                                                                            12,170,780
  -------                                                                                                           -----------
            Water & Sewer Revenue (12.6%)
    2,000   Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA) ................      5.50       12/01/24      2,000,000
    1,000   Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC) ..............      5.50       12/01/22        994,950
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ..........................      6.25       08/01/11      2,225,620
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) .....................      0.00       09/01/28        408,840
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) ..........      5.00       08/01/23        933,990
  -------                                                                                                           -----------
    8,000                                                                                                             6,563,400
  -------                                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA PORTFOLIO OF INVESTMENTS November 30, 2000, continued


 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
            Other Revenue (8.1%)
  $ 1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ...............     6.60 %     11/01/09     $ 1,598,790
    2,750   Philadelphia, Gas Works Second Ser 1998 (FSA) ........................     5.00       07/01/18       2,594,680
  -------                                                                                                      -----------
    4,250                                                                                                        4,193,470
  -------                                                                                                      -----------
            Refunded (0.2%)
      115   Lehigh County Industrial Development Authority, Strawbridge & Clothier
  -------     Refg Ser of 1991 (ETM) .............................................     7.20       12/15/01         118,205
                                                                                                               -----------
   52,445   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
  -------
            (Cost $49,831,415).............................................................................     49,809,297
                                                                                                               -----------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.5%)
            Lehigh County,
    1,000     Lehigh Valley Hospital Ser 1997 A (Ambac) (Demand 12/01/00) ........     4.10*      07/01/28       1,000,000
      300     Lehigh Valley Hospital Ser 1999 B (MBIA) (Demand 12/01/00) .........     4.10*      07/01/29         300,000
  -------                                                                                                      -----------
    1,300   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------
            (Cost $1,300,000)..............................................................................      1,300,000
                                                                                                               -----------
  $53,745   TOTAL INVESTMENTS (Cost $51,131,415) (a).........................................      98.2%        51,109,297
  =======
            OTHER ASSETS IN EXCESS OF LIABILITIES ...........................................       1.8            931,745
                                                                                                               -----------
            NET ASSETS ......................................................................     100.0%       $52,041,042
                                                                                                               ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
++ Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term securities fluctuates.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,178,554 and the aggregate gross unrealized depreciation is $1,200,672, resulting in net unrealized depreciation of $22,118.

Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000


                                                                ARIZONA       FLORIDA      NEW JERSEY     PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value* ......................  $32,602,301    $47,380,248    $35,635,969     $51,109,297
Cash ......................................................        6,720          7,153         73,925          81,608
Receivable for:
  Interest ................................................      674,888        610,561        597,755         793,698
  Investment sold .........................................       --             --             --              85,000
  Shares of beneficial interest sold ......................       58,234          1,824         40,832          29,585
Prepaid expenses ..........................................        8,188          6,185          6,017           5,645
                                                             -----------    -----------    -----------     -----------
  TOTAL ASSETS ............................................   33,350,331     48,005,971     36,354,498      52,104,833
                                                             -----------    -----------    -----------     -----------
LIABILITIES:
Payable for:
  Investment purchased ....................................      983,611         --             --              --
  Investment management fee ...............................        9,240         13,722         10,326          14,818
  Dividends to shareholders ...............................        8,087         13,271         10,058          14,719
  Shares of beneficial interest repurchased ...............       --             --              6,500          --
  Plan of distribution fee ................................        3,960          5,881          4,425           6,351
Accrued expenses ..........................................       16,840         21,665         17,628          27,903
                                                             -----------    -----------    -----------     -----------
  TOTAL LIABILITIES .......................................    1,021,738         54,539         48,937          63,791
                                                             -----------    -----------    -----------     -----------
  NET ASSETS ..............................................  $32,328,593    $47,951,432    $36,305,561     $52,041,042
                                                             ===========    ===========    ===========     ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................  $32,177,533    $47,147,665    $35,851,118     $52,053,251
Accumulated undistributed net realized gain (loss) ........     (291,631)      (215,177)      (257,892)          9,909
Net unrealized appreciation (depreciation) ................      442,691      1,018,944        712,335         (22,118)
                                                             -----------    -----------    -----------     -----------
  NET ASSETS ..............................................  $32,328,593    $47,951,432    $36,305,561     $52,041,042
                                                             ===========    ===========    ===========     ===========
  *COST ...................................................  $32,159,610    $46,361,304    $34,923,634     $51,131,415
                                                             ===========    ===========    ===========     ===========
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............    3,194,342      4,632,076      3,478,768       4,975,260
                                                             ===========    ===========    ===========     ===========
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value) ..........       $10.12         $10.35         $10.44          $10.46
                                                                  ======         ======         ======          ======
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)** ........       $10.54         $10.78         $10.88          $10.90
                                                                  ======         ======         ======          ======

---------------
**    On sales of $25,000 or more, the offering price is reduced.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENTS OF OPERATIONS
For the year ended November 30, 2000


                                                   ARIZONA       FLORIDA      NEW JERSEY    PENNSYLVANIA
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:

INTEREST INCOME ...............................  $1,891,293    $2,786,326     $2,033,806    $2,870,717
                                                 ----------    ----------     ----------    ----------
EXPENSES
Investment management fee .....................     117,971       174,526        127,189       175,596
Plan of distribution fee ......................      49,709        74,281         53,554        74,633
Professional fees .............................      16,847        17,489         18,461        21,116
Transfer agent fees and expenses ..............      11,747        15,393         17,250        14,732
Shareholder reports and notices ...............      11,320        15,595         16,912        15,542
Registration fees .............................       8,840         4,856          5,096         4,562
Custodian fees ................................       2,245         3,075          2,431         3,278
Trustees' fees and expenses ...................       2,301         3,269          2,326         2,836
Other .........................................       6,707         6,997          6,465         7,232
                                                 ----------    ----------     ----------    ----------
  TOTAL EXPENSES ..............................     227,687       315,481        249,684       319,527

Less: expense offset ..........................      (2,243)       (3,072)        (2,428)       (3,273)
                                                 ----------    ----------     ----------    ----------
  NET EXPENSES ................................     225,444       312,409        247,256       316,254
                                                 ----------    ----------     ----------    ----------
  NET INVESTMENT INCOME .......................   1,665,849     2,473,917      1,786,550     2,554,463
                                                 ----------    ----------     ----------    ----------
NET REALIZED AND UNREALIZED (GAIN) LOSS:
Net realized (gain) loss ......................    (222,513)      (49,447)      (188,748)       16,559
Net change in unrealized depreciation .........     922,632     1,206,056        910,194     1,267,121
                                                 ----------    ----------     ----------    ----------
  NET GAIN ....................................     700,119     1,156,609        721,446     1,283,680
                                                 ----------    ----------     ----------    ----------
NET INCREASE ..................................  $2,365,968    $3,630,526     $2,507,996    $3,838,143
                                                 ==========    ==========     ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS



                                                                        ARIZONA                              FLORIDA
                                                        -------------------------------------  ------------------------------------
                                                            FOR THE YEAR       FOR THE YEAR       FOR THE YEAR      FOR THE YEAR
                                                               ENDED              ENDED              ENDED              ENDED
                                                         NOVEMBER 30, 2000  NOVEMBER 30, 1999  NOVEMBER 30, 2000  NOVEMBER 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income .................................    $  1,665,849       $  1,900,085        $  2,473,917     $    2,720,903
Net realized loss .....................................        (222,513)           (69,115)            (49,447)          (165,729)
Net change in unrealized appreciation/depreciation ....         922,632         (2,859,823)          1,206,056         (4,099,311)
                                                           ------------       ------------        ------------     --------------
  NET INCREASE (DECREASE) .............................       2,365,968         (1,028,853)          3,630,526         (1,544,137)
                                                           ------------       ------------        ------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .................................      (1,665,849)        (1,900,085)         (2,473,917)        (2,720,903)
Net realized gain .....................................              --           (609,152)                 --         (1,997,025)
                                                           ------------       ------------        ------------     --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ...................      (1,665,849)        (2,509,237)         (2,473,917)        (4,717,928)
                                                           ------------       ------------        ------------     --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ...............................       1,279,621          3,943,050           2,722,294          6,706,394
Reinvestment of dividends and distributions ...........         809,916          1,325,710             822,027          1,979,787
Cost of shares repurchased ............................      (7,328,257)        (6,518,686)        (10,304,470)       (10,131,177)
                                                           ------------       ------------        ------------     --------------
  NET DECREASE ........................................      (5,238,720)        (1,249,926)         (6,760,149)        (1,444,996)
                                                           ------------       ------------        ------------     --------------
  TOTAL DECREASE ......................................      (4,538,601)        (4,788,016)         (5,603,540)        (7,707,061)

NET ASSETS:
Beginning of period ...................................      36,867,194         41,655,210          53,554,972         61,262,033
                                                           ------------       ------------        ------------     --------------
  END OF PERIOD .......................................    $ 32,328,593       $ 36,867,194        $ 47,951,432     $   53,554,972
                                                           ============       ============        ============     ==============
SHARES ISSUED AND REPURCHASED:
Sold ..................................................         127,910            375,871             268,269            623,037
Reinvestment of dividends and distributions ...........          81,507            127,464              81,065            185,150
Repurchased ...........................................        (737,963)          (632,656)         (1,018,846)          (953,641)
                                                           ------------       ------------        ------------     --------------
  NET DECREASE ........................................        (528,546)          (129,321)           (669,512)          (145,454)
                                                           ============       ============        ============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued

                                                                     NEW JERSEY                            PENNSYLVANIA
                                                       -------------------------------------  --------------------------------------
                                                           FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED               ENDED
                                                        NOVEMBER 30, 2000  NOVEMBER 30, 1999  NOVEMBER 30, 2000   NOVEMBER 30, 1999
                                                       -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income ................................    $  1,786,550       $  1,926,757       $  2,554,463        $  2,537,112
Net realized gain (loss) .............................        (188,748)           (69,142)            16,559              (6,646)
Net change in unrealized appreciation/depreciation ...         910,194         (2,840,301)         1,267,121          (4,132,749)
                                                          ------------       ------------       ------------        ------------
  NET INCREASE (DECREASE) ............................       2,507,996           (982,686)         3,838,143          (1,602,283)
                                                          ------------       ------------       ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................      (1,786,550)        (1,926,757)        (2,554,463)         (2,537,112)
Net realized gain ....................................              --           (609,503)                --            (578,726)
                                                          ------------       ------------       ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..................      (1,786,550)        (2,536,260)        (2,554,463)         (3,115,838)
                                                          ------------       ------------       ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..............................       2,590,941          3,899,668          6,517,781           3,894,419
Reinvestment of dividends and distributions ..........         916,658          1,486,480          1,652,650           2,031,604
Cost of shares repurchased ...........................      (6,489,866)        (5,103,832)        (6,472,183)         (5,957,035)
                                                          ------------       ------------       ------------        ------------
  NET INCREASE (DECREASE) ............................      (2,982,267)           282,316          1,698,248             (31,012)
                                                          ------------       ------------       ------------        ------------
  TOTAL INCREASE (DECREASE) ..........................      (2,260,821)        (3,236,630)         2,981,928          (4,749,133)
NET ASSETS:
Beginning of period ..................................      38,566,382         41,803,012         49,059,114          53,808,247
                                                          ------------       ------------       ------------        ------------
  END OF PERIOD ......................................    $ 36,305,561       $ 38,566,382       $ 52,041,042        $ 49,059,114
                                                          ============       ============       ============        ============
SHARES ISSUED AND REPURCHASED:
Sold .................................................         252,942            362,856            637,816             359,418
Reinvestment of dividends and distributions ..........          89,708            138,573            161,778             189,500
Repurchased ..........................................        (636,814)          (478,651)          (637,898)           (560,476)
                                                          ------------       ------------       ------------        ------------
  NET INCREASE (DECREASE) ............................        (294,164)            22,778            161,696             (11,558)
                                                          ============       ============       ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, provides certain services in connection with the promotion of sales of Fund shares.

The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 2000, the distribution fees were accrued at the following annual rates:

                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                       -------     -------     ----------     ------------
Annual Rate .........   0.15%       0.15%         0.15%          0.15%
                        ====        ====          ====           ====

For the year ended November 30, 2000, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:

                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                       -------     -------     ----------     ------------
Commissions .........  $30,079     $78,377       $72,306        $71,409
                       =======     =======       =======        =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the Fund's share of beneficial interest.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2000 were as follows:

                       ARIZONA         FLORIDA       NEW JERSEY    PENNSYLVANIA
                       -------         -------       ----------    ------------
Purchases .........  $3,009,920      $1,966,880      $6,439,820     $8,924,850
                     ==========      ==========      ==========     ==========
Sales .............  $5,427,079      $4,166,630      $7,335,346     $2,626,005
                     ==========      ==========      ==========     ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 2000 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                                   ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                   -------     -------     ----------     ------------
Aggregate Pension Costs .........    $533        $798         $556            $721
                                     ====        ====         ====            ====

Accrued Pension Liability ......... $8,115      $12,170      $8,360          $10,789
                                    ======      =======      ======          =======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2000, each of the Series had transfer agent fees and expenses payable as follows:

                                                    ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                                                    -------     -------     ----------     ------------
Transfer Agent Fees and Expenses Payable .........    $309        $27           $66            $451
                                                      ====        ===           ===            ====

5. FEDERAL INCOME TAX STATUS

During the year ended November 30, 2000, the Pennsylvania Series utilized its net capital loss carryover of approximately $7,000. At November 30, 2000, the following Series had approximate net capital loss carryovers which may be used to offset future capital gains to the extent provided by regulations:



AVAILABLE THROUGH
NOVEMBER 30,              2007          2008         TOTAL
------------              ----          ----         -----
Arizona ............    $ 69,000     $223,000      $292,000
Florida ............     218,000       49,000       267,000
New Jersey .........      69,000      189,000       258,000

6. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


7. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At November 30, 2000, the Florida Series and the Pennsylvania Series held positions in residual interest bonds having a total value of $528,125 and $2,178,750, respectively, which represent 1.1% and 4.2%, respectively, of each Series' net assets.


8. SERIES MERGERS

As of the close of business on July 21, 2000, the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series were merged into Morgan Stanley Dean Witter Tax-Exempt Securities Trust pursuant to four reorganization plans approved by shareholders of the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series, respectively.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

As of the close of business on July 21, 2000, the California Series merged into Morgan Stanley Dean Witter California Tax-Free Income Fund pursuant to a reorganization plan approved by the shareholders of the California Series.

As of the close of business on July 21, 2000, the New York Series merged into Morgan Stanley Dean Witter New York Tax-Free Income Fund pursuant to a reorganization plan approved by the shareholders of the New York Series.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
1996           $  10.65     $  0.54        $ (0.06)       $  0.48       $ (0.54)             --        $ (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
1999              10.81        0.49          (0.75)         (0.26)        (0.49)        $ (0.16)         (0.65)
2000               9.90        0.49           0.22           0.71         (0.49)             --          (0.49)
FLORIDA SERIES
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
1999              11.25        0.50          (0.78)         (0.28)        (0.50)          (0.37)         (0.87)
2000              10.10        0.50           0.25           0.75         (0.50)             --          (0.50)
NEW JERSEY SERIES
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
1999              11.15        0.51          (0.77)         (0.26)        (0.51)          (0.16)         (0.67)
2000              10.22        0.50           0.22           0.72         (0.50)             --          (0.50)
PENNSYLVANIA SERIES
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)
1999              11.15        0.52          (0.84)         (0.32)        (0.52)          (0.12)         (0.64)
2000              10.19        0.52           0.27           0.79         (0.52)             --          (0.52)

---------------
 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                        RATIOS TO AVERAGE NET ASSETS
                                        ----------------------------
   NET ASSET               NET ASSETS
     VALUE                   END OF                          NET      PORTFOLIO
     END OF       TOTAL      PERIOD                      INVESTMENT   TURNOVER
     PERIOD      RETURN+    (000'S)       EXPENSES         INCOME       RATE
-------------------------------------------------------------------------------
 $10.59           4.63%     $46,248       0.65%(1)          5.12%         9%
  10.64           5.64       41,891       0.66 (1)          5.04          2
  10.81           6.56       41,655       0.65 (1)          4.77         30
   9.90          (2.53)      36,867       0.66 (1)          4.72         13
  10.12           7.42       32,329       0.67 (1)          4.93         10
  10.86           5.03       70,542       0.62 (1)          5.13         25
  10.97           6.10       65,088       0.62              5.02          7
  11.25           7.58       61,262       0.62 (1)          4.69         26
  10.10          (2.70)      53,555       0.64 (1)          4.69         13
  10.35           7.70       47,951       0.63 (1)          4.95          4
  10.70           4.93       44,829       0.66 (1)          5.23          5
  10.88           6.99       41,520       0.66              5.02         14
  11.15           7.49       41,803       0.67 (1)          4.77         21
  10.22          (2.44)      38,566       0.69              4.73         10
  10.44           7.32       36,306       0.69 (1)          4.90         20
  10.85           5.27       47,055       0.65 (1)          5.17         --
  10.97           6.53       44,056       0.66              5.01          8
  11.15           6.60       53,808       0.64 (1)          4.75         26
  10.19          (3.02)      49,059       0.64 (1)          4.83          6
  10.46           8.03       52,041       0.64 (1)          5.07          6

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund"), comprising, respectively, the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series, including the portfolios of investments, as of November 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended November 30, 1999 and the financial highlights for each of the respective stated periods ended November 30, 1999 were audited by other independent accountants whose report, dated January 26, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Multi-State Municipal Series Trust, comprising, respectively, the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series, as of November 30, 2000, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
January 11, 2001
                      2000 FEDERAL TAX NOTICE (unaudited)

      For the year ended November 30, 2000, the following percentages of each Series' net investment income dividends paid to its shareholders were exempt interest dividends, excludable from gross income for Federal income tax purposes:

          ARIZONA      FLORIDA     NEW JERSEY     PENNSYLVANIA
          -------      -------     ----------     ------------
           100%          100%         100%            100%

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









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








                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


Morgan Stanley Dean Witter Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
MULTI-STATE
MUNICIPAL SERIES
TRUST

[GRAPHIC OMITTED]

THE ARIZONA SERIES
THE FLORIDA SERIES
THE NEW JERSEY SERIES
THE PENNSYLVANIA SERIES


ANNUAL REPORT
NOVEMBER 30, 2000